Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based payments
Share-based payments

Share-based payments

Equity settled share-based payment arrangements

During its historical financing rounds prior to 2016, InflaRx GmbH granted stock options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

Number of share options under the 2012 Plan	2022	2021
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	-	-
Outstanding as of June 30,	148,433	148,433
thereof vested	148,433	148,433

Under the terms and conditions of the Share Option Plan 2016, InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management and key employees. Those InflaRx GmbH options were converted into options for common shares of InflaRx N.V. in November 2017:

Number of share options under the 2016 Plan	2022	2021
Outstanding as of January 1,	888,632	1,094,852
Exercised during the six months ended June 30	-	(202,020)
Outstanding as of June 30,	888,632	892,832
thereof vested	888,632	892,832

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan, the 2017 Long-Term Incentive Plan (“LTIP”). The initial maximum number of options to common shares available for issuance pursuant to the LTIP amounted to 2,341,097 common shares.

At the annual general meeting on July 16, 2020, the Company’s shareholders approved an amendment to the LTIP with effect from January 1, 2021:

•	increasing the maximum annual number of options for common shares in the Company’s capital available for issuance under the LTIP, starting on January 1, 2021, to 4% (from 3%) of the Company’s outstanding common shares (determined as of December 31 of the immediately preceding year); and

•	removing certain restrictions from the LTIP, which will allow the Board of Directors and the committee administering the LTIP to (i) lower the exercise price per share of any options and/or share appreciation rights issued under the LTIP or take any other action treated as a ‘repricing’ of an award and (ii) cancel any option and/or share appreciation rights in exchange for cash or another award granted under the LTIP, in either case, without prior approval of the Company’s shareholders.

Number of share options under the LTIP	2022	2021
Outstanding as of January 1,	3,170,046	2,146,478
Granted during the six months ended June 30	1,561,666	870,928
Exercised during the six months ended June 30	-	(145,822)
Forfeited during the six months ended June 30	(117,259)	(15,000)
Outstanding as of June 30,	4,614,453	2,856,584
thereof vested	3,306,162	1,954,858

On April 13, 2022, following the significant and persistent decrease of the stock price of the Company's common shares during the first half year 2022 and especially after March 31, 2022, the Board of Directors assessed its impact on the value of the options to purchase common shares in the Company's capital awarded under the LTIP and concluded that due to the extraordinary situation and in order to ensure that the options continue to be an appropriate performance incentive for the Company’s management, employees and directors, the exercise price of all outstanding and unexercised options held by active employees or directors of the Company or its affiliates would be adjusted to $1.86 per share.

The repricing decision on April 13, 2022 affected the 2016 Plan and the LTIP. 888,632 share options from the 2016 Plan and 4,544,248 share options from the LTIP were affected. The valuation of past grants with the new exercise price of $1.86 resulted in incremental fair values of the outstanding options (i.e., additional compensation expense had to be recognized).

The number of share options granted during the six months ended June 30, 2022 under the LTIP was as follows:

Share options granted	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.9008	€3.30	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.9008	€3.32	$4.13	1.35	5.50	1.59%
	1,561,666

The number of share options granted during the six months ended June 30, 2022 under the LTIP, considering the repricing decision on April 13, 2022 was as follows:

Share options granted	Number	Fair value per option	FX rate as of repricing date	Fair value per option	Share price at repricing date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$1.61	0.9237	€1.49	$1.86	1.35	4.69	2.6%
January 12	45,000	$1.59	0.9237	€1.47	$1.86	1.35	4.50	2.6%
	1,561,666

Of the 1,561,666 options granted in the six months ended June 30, 2022, 1,362,500 were granted to members of the Executive Management or Board of Directors.
Expected dividends are nil for all share options listed above.

Share-based payment expense recognized

For the six months ended June 30, 2022, the Company recognized €4,668 thousand of share-based payment expense, which included an expense of €651 thousand for the valuation of past grants with the new exercise price as a result of the repricing of options.